Income Taxes (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets [Line Items]
Net operating loss carry-forwards	$ 48,709	$ 50,234
Capital loss carry-forwards	4,578	4,487
Reserves and allowances	183	192
Deferred revenues	188	244
Intangibles, Property and Equipment	76	116
Research and development costs	878	672
Deferred tax assets before valuation allowance	54,612	55,945
Valuation allowance	(49,025)	(51,060)
Deferred tax asset	5,587	4,885
Current deferred tax asset, net	2,239	1,996
Non-current deferred tax asset, net	3,348	2,889
Acquired intangibles	(3,187)
Deferred tax liabilities	(3,187)
Domestic [Member]
Deferred Tax Assets [Line Items]
Deferred tax asset	3,921	4,057
Current deferred tax asset, net	1,569	1,572
Non-current deferred tax asset, net	2,352	2,485
Foreign [Member]
Deferred Tax Assets [Line Items]
Deferred tax asset	1,666	828
Current deferred tax asset, net	670	424
Non-current deferred tax asset, net	$ 996	$ 404